Description of the Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
DESCRIPTION OF THE BUSINESS
Hydro One Inc. (Hydro One or the Company) was incorporated on December 1, 1998, under the Business Corporations Act (Ontario) and is wholly-owned by Hydro One Limited. The principal businesses of Hydro One are the transmission and distribution of electricity to customers within Ontario.
Rate Setting
The Company's transmission business consists of the transmission system operated by its subsidiaries, Hydro One Networks Inc. (Hydro One Networks) and Hydro One Sault Ste. Marie LP (HOSSM), as well as an approximately 66% interest in B2M Limited Partnership (B2M LP), a limited partnership between Hydro One and the Saugeen Ojibway Nation (SON) in respect of the Bruce-to-Milton transmission line. Hydro One’s distribution business consists of the distribution system operated by its subsidiaries, Hydro One Networks and Hydro One Remote Communities Inc. (Hydro One Remote Communities).
Ontario Energy Board (OEB) March 7, 2019 Decisions and Amended Consolidated Financial Statements
Subsequent to year end, on March 7, 2019, the OEB issued a decision on its reconsideration of its decision and order on Hydro One Networks' 2017 and 2018 transmission rates revenue requirements dated September 28, 2017 (Original Decision) with respect to the rate-setting treatment of the benefits of the deferred tax asset resulting from transition from the payments in lieu of tax regime under the Electricity Act (Ontario) to tax payments under the federal and provincial tax regime which occurred when Hydro One Limited became a public company listed on the Toronto Stock Exchange.
The March 7, 2019 OEB decision has been determined to be a Type I subsequent event under United States (US) Generally Accepted Accounting Principles (GAAP) and as such the Company is required to update the consolidated financial statements previously issued on February 20, 2019, to reflect the subsequent event in connection with filing its annual report on Form 40-F with the US Securities and Exchange Commission, so that they reflect events to the date of approval of the Form 40-F. As a result, the financial impact of this OEB decision has been reflected in these amended consolidated financial statements, as more fully discussed in Note 12 - Regulatory Assets and Liabilities.
Transmission
In December 2017, the OEB approved Hydro One Networks' 2018 rates revenue requirement of $1,511 million. See Note 12 - Regulatory Assets and Liabilities for additional information.
In December 2015, the OEB approved B2M LP’s 2015-2019 rates revenue requirements of $39 million, $36 million, $37 million, $38 million and $37 million for the respective years. On May 10, 2018, the OEB issued its decision and rate order on B2M LP’s 2018 transmission application reflecting revenue requirement of $36 million, effective January 1, 2018.
HOSSM is under a 10-year deferred rebasing period for years 2017-2026, as approved in the OEB Mergers Acquisitions Amalgamations and Divestitures (MAAD) decision dated October 13, 2016. In September 2017, the OEB issued its decision and Order on HOSSM's 2017 transmission rate application, denying the requested revenue requirement. HOSSM's 2016 approved revenue requirement of $41 million remained in effect for 2017 and 2018.
Distribution
In March 2017, Hydro One Networks filed an application with the OEB for 2018-2022 distribution rates. The requested revenue requirements, updated in June 2018, are $1,514 million for 2018, $1,561 million for 2019, $1,607 million for 2020, $1,681 million for 2021, and $1,722 million for 2022. The OEB decision was received on March 7, 2019. See Note 31(D) - Subsequent Events - OEB Regulatory Decisions.
On November 17, 2017, Hydro One filed with the OEB a request for 2018 interim rates based on 2017 OEB-approved rates, adjusted for an updated load forecast. On December 1, 2017, the OEB denied this request and set interim 2018 rates based on 2017 OEB- approved rates with no adjustments.
On August 28, 2017, Hydro One Remote Communities filed an application with the OEB seeking approval of its 2018 revenue requirement of $57 million and electricity rates effective May 1, 2018. On March 19, 2018, the OEB approved the settlement agreement related to the 2018 rates application reached by Hydro One Remote Communities and the intervenors in the rate proceeding. On March 26, 2018, a draft rate order was filed with the OEB for 2018 rates. The OEB approved the draft rate order on April 12, 2018, and the new rates were implemented effective May 1, 2018.